ADDITIONAL INFORMATION OF EXPENSES BY NATURE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Top of range | Director
Expense by Nature [line items]
Profit sharing bonus, percentage	0.30%	0.30%	0.30%
Bottom of range | Bonus to employees
Expense by Nature [line items]
Profit sharing bonus, percentage	1.00%	1.00%	1.00%